Capital Requirements (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 210,726	$ 193,220
Total capital (to risk-weighted assets), Actual Ratio (in percent)	14.79	14.97
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 149,640	$ 135,518
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	10.50	10.50
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Actual Amount	$ 193,663	$ 172,591
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	13.59	13.37
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 121,137	$ 109,705
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	8.50	8.50
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 145,663	$ 129,061
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	10.22	10.00
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 99,760	$ 90,345
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	700.00%	700.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 193,663	$ 172,591
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	11.01	10.19
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 70,342	$ 67,724
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	4.00	4.00
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 210,148	$ 191,504
Total capital (to risk-weighted assets), Actual Ratio (in percent)	14.78	14.87
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 149,339	$ 135,186
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	10.50	10.50
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 142,228	$ 128,748
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (in percent)	10.00	10.00
Tier I capital (to risk-weighted assets), Actual Amount	$ 193,085	$ 175,384
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	13.58	13.62
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 120,894	$ 109,436
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	8.50	8.50
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 113,782	$ 102,999
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	8.00	8.00
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 193,085	$ 175,384
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	13.58	13.62
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 99,559	$ 90,124
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	700.00%	700.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 92,448	$ 83,686
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	700.00%	700.00%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 193,085	$ 175,384
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	11.04	10.41
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 69,959	$ 67,394
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	4.00	4.00
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 87,449	$ 84,243
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (in percent)	5.00	5.00